Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 43,471	€ 42,522	€ 42,270
External purchases	(18,732)	(17,973)	(17,691)
Other operating income	747	783	604
Other operating expenses	(413)	(700)	(789)
Labor expenses	(8,920)	(9,917)	(8,490)
Operating taxes and levies	(1,882)	(1,926)	(1,924)
Gains (losses) on disposal of fixed assets, investments and activities	233	2,507	228
Restructuring costs	(125)	(331)	(25)
Depreciation and amortization of financed assets	(107)	(84)	(55)
Depreciation and amortization of right-of-use assets	(1,507)	(1,481)	(1,384)
Impairment of right-of-use assets	(54)	(91)	(57)
Depreciation and amortization of fixed assets	(7,035)	(7,074)	(7,134)
Impairment of goodwill	(817)	(3,702)
Impairment of fixed assets	(56)	(17)	(30)
Share of profits (losses) of associates and joint ventures	(2)	3	(2)
Operating income	4,801	2,521	5,521
Cost of gross financial debt excluding financed assets	(775)	(829)	(1,099)
Interests on debts related to financed assets	(3)	(1)	(1)	€ (1)
Gains (losses) on assets contributing to net financial debt	48	(3)	(1)
Foreign exchange gain (loss)	(97)	65	(103)
Interests on lease liabilities	(145)	(120)	(120)
Other net financial expenses	52	106	11
Finance costs, net	(920)	(782)	(1,314)
Income taxes	(1,265)	(962)	848
Consolidated net income	2,617	778	5,055
Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases		(23)	(6)
Other operating income		53
Other operating expenses		(165)	(229)
Labor expenses		(1,291)	(25)
Operating taxes and levies		(36)
Gains (losses) on disposal of fixed assets, investments and activities		2,507	228
Restructuring costs		(331)	(25)
Impairment of right-of-use assets		(91)	(57)
Interests on debts related to financed assets		1	1
Interests on lease liabilities		120	120
EBITDAaL		744	6
Significant litigations		134	211
Specific labour expenses		1,276	12
Fixed assets, investments and businesses portfolio review		(2,507)	(228)
Restructuring programs costs		422	83
Acquisition and integration costs		51	37
Elimination of interests on debts related to financed assets		(1)	(1)
Elimination of interests on lease liabilities		(120)	(120)
Telecom activities and Mobile Financial Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		42,522	42,270
External purchases		(17,950)	(17,684)
Other operating income		730	604
Other operating expenses		(535)	(560)
Labor expenses		(8,626)	(8,465)
Operating taxes and levies		(1,890)	(1,924)
Depreciation and amortization of financed assets		(84)	(55)
Depreciation and amortization of right-of-use assets		(1,481)	(1,384)
Interests on debts related to financed assets		(1)	(1)
Interests on lease liabilities		(120)	(120)
EBITDAaL		12,566	12,680
Significant litigations		(134)	(211)
Specific labour expenses		(1,276)	(12)
Fixed assets, investments and businesses portfolio review		2,507	228
Restructuring programs costs		(422)	(83)
Acquisition and integration costs		(51)	(37)
Depreciation and amortization of fixed assets		(7,074)	(7,134)
Impairment of goodwill		(3,702)
Impairment of fixed assets		(17)	(30)
Share of profits (losses) of associates and joint ventures		3	(2)
Elimination of interests on debts related to financed assets		1	1
Elimination of interests on lease liabilities		120	120
Operating income		2,521	5,521
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(9)	(7)	(7)
External purchases	15	10	6
Other operating income	(10)	(4)	(9)
Other operating expenses	4	2	11
EBITDAaL	1	1	1
Operating income	1	1	1
Telecom activities and Mobile Financial Services [member] | Presentation adjustments [member]
Disclosure of operating segments [line items]
External purchases	(24)
Other operating income	2
Other operating expenses	(47)
Labor expenses	(383)
Operating taxes and levies	(3)
Gains (losses) on disposal of fixed assets, investments and activities	233
Restructuring costs	(125)
Impairment of right-of-use assets	(52)
Interests on debts related to financed assets	3
Interests on lease liabilities	145
EBITDAaL	(251)
Significant litigations	9
Specific labour expenses	372
Fixed assets, investments and businesses portfolio review	(233)
Restructuring programs costs	177
Acquisition and integration costs	74
Elimination of interests on debts related to financed assets	(3)
Elimination of interests on lease liabilities	(145)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	43,480	42,530	42,277
External purchases	(18,594)	(17,849)	(17,582)
Other operating income	627	620	539
Other operating expenses	(335)	(493)	(524)
Labor expenses	(8,461)	(8,542)	(8,390)
Operating taxes and levies	(1,877)	(1,887)	(1,923)
Depreciation and amortization of financed assets	(107)	(84)	(55)
Depreciation and amortization of right-of-use assets	(1,504)	(1,478)	(1,380)
Impairment of right-of-use assets	(1)
Interests on debts related to financed assets	(3)	(1)	(1)
Interests on lease liabilities	(144)	(119)	(120)
EBITDAaL	13,080	12,696	12,839
Significant litigations	(9)	(134)	(211)
Specific labour expenses	(373)	(1,274)	(12)
Fixed assets, investments and businesses portfolio review	233	2,507	228
Restructuring programs costs	(184)	(412)	(80)
Acquisition and integration costs	(76)	(49)	(32)
Depreciation and amortization of fixed assets	(6,992)	(7,038)	(7,106)
Impairment of goodwill	(789)	(3,702)
Impairment of fixed assets	(36)	(17)	(30)
Share of profits (losses) of associates and joint ventures	(2)	3	(2)
Elimination of interests on debts related to financed assets	3	1	1
Elimination of interests on lease liabilities	144	119	120
Operating income	5,000	2,702	5,715
Gains (losses) on assets contributing to net financial debt	48	(3)	(1)
Foreign exchange gain (loss)	(97)	65	(103)
Finance costs, net	(920)	(782)	(1,314)
Consolidated net income	2,810	958	5,252
Telecom activities, operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(2,538)	(1,795)	(1,855)
External purchases	4,491	3,786	3,891
Other operating income	(3,331)	(3,328)	(3,371)
Other operating expenses	1,377	1,336	1,335
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	17,983	18,092	18,461
External purchases	(7,429)	(7,081)	(7,101)
Other operating income	1,229	1,274	1,303
Other operating expenses	(486)	(526)	(592)
Labor expenses	(3,435)	(3,657)	(3,663)
Operating taxes and levies	(834)	(838)	(955)
Depreciation and amortization of financed assets	(107)	(84)	(55)
Depreciation and amortization of right-of-use assets	(254)	(304)	(225)
Interests on debts related to financed assets	(3)	(1)	(1)
Interests on lease liabilities	(18)	(8)	(8)
EBITDAaL	6,645	6,867	7,163
Significant litigations	(3)	(128)	(199)
Specific labour expenses	(330)	(959)	(7)
Fixed assets, investments and businesses portfolio review		(2)	21
Restructuring programs costs	(18)	(10)	(5)
Acquisition and integration costs		(7)	(1)
Depreciation and amortization of fixed assets	(2,922)	(3,108)	(3,157)
Impairment of fixed assets	(15)	(1)	(15)
Share of profits (losses) of associates and joint ventures	(18)	(8)	(1)
Elimination of interests on debts related to financed assets	3	1	1
Elimination of interests on lease liabilities	18	8	8
Operating income	3,361	2,653	3,809
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	10,962	10,579	10,580
External purchases	(6,550)	(6,087)	(5,959)
Other operating income	367	353	293
Other operating expenses	(350)	(350)	(358)
Labor expenses	(1,002)	(932)	(912)
Operating taxes and levies	(241)	(259)	(238)
Depreciation and amortization of right-of-use assets	(371)	(446)	(443)
Interests on lease liabilities	(44)	(29)	(30)
EBITDAaL	2,772	2,830	2,932
Specific labour expenses		(2)	2
Fixed assets, investments and businesses portfolio review	29	359	36
Restructuring programs costs	(22)	(211)	(2)
Acquisition and integration costs	(41)	(25)	(7)
Depreciation and amortization of fixed assets	(2,164)	(2,204)	(2,187)
Impairment of goodwill	(789)	(3,702)
Impairment of fixed assets	(3)	(13)	(8)
Share of profits (losses) of associates and joint ventures	(3)	5
Elimination of interests on lease liabilities	44	29	30
Operating income	(177)	(2,933)	796
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(14)	(11)	(9)
External purchases	14	11	9
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,647	4,720	4,951
External purchases	(2,879)	(2,768)	(2,774)
Other operating income	97	161	141
Other operating expenses	(162)	(171)	(185)
Labor expenses	(266)	(268)	(280)
Operating taxes and levies	(140)	(163)	(148)
Depreciation and amortization of right-of-use assets	(169)	(248)	(260)
Interests on lease liabilities	(17)	(14)	(12)
EBITDAaL	1,111	1,251	1,433
Fixed assets, investments and businesses portfolio review			22
Restructuring programs costs	(8)	(180)
Depreciation and amortization of fixed assets	(1,107)	(1,107)	(1,059)
Impairment of goodwill		(3,702)
Elimination of interests on lease liabilities	17	14	12
Operating income	12	(3,724)	407
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	6,329	5,870	5,638
External purchases	(3,684)	(3,330)	(3,194)
Other operating income	270	192	153
Other operating expenses	(187)	(179)	(173)
Labor expenses	(736)	(665)	(632)
Operating taxes and levies	(101)	(96)	(90)
Depreciation and amortization of right-of-use assets	(201)	(198)	(183)
Interests on lease liabilities	(27)	(15)	(19)
EBITDAaL	1,662	1,579	1,499
Specific labour expenses		(2)	2
Fixed assets, investments and businesses portfolio review	29	359	14
Restructuring programs costs	(14)	(31)	(2)
Acquisition and integration costs	(41)	(25)	(7)
Depreciation and amortization of fixed assets	(1,057)	(1,097)	(1,129)
Impairment of goodwill	(789)
Impairment of fixed assets	(3)	(13)	(8)
Share of profits (losses) of associates and joint ventures	(3)	5
Elimination of interests on lease liabilities	27	15	19
Operating income	(190)	791	389
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	6,918	6,381	5,834
External purchases	(2,740)	(2,502)	(2,443)
Other operating income	69	52	76
Other operating expenses	(171)	(243)	(212)
Labor expenses	(575)	(535)	(514)
Operating taxes and levies	(660)	(644)	(552)
Depreciation and amortization of right-of-use assets	(194)	(176)	(158)
Interests on lease liabilities	(64)	(67)	(67)
EBITDAaL	2,584	2,265	1,964
Fixed assets, investments and businesses portfolio review	76	2	6
Restructuring programs costs	(8)	(41)	(5)
Acquisition and integration costs			(2)
Depreciation and amortization of fixed assets	(1,075)	(1,012)	(1,011)
Impairment of fixed assets	2	(1)
Share of profits (losses) of associates and joint ventures	22	10	8
Elimination of interests on lease liabilities	64	67	67
Operating income	1,665	1,291	1,027
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,930	7,757	7,807
External purchases	(4,240)	(3,967)	(4,019)
Other operating income	191	173	161
Other operating expenses	(657)	(640)	(646)
Labor expenses	(2,179)	(2,119)	(2,027)
Operating taxes and levies	(82)	(80)	(102)
Depreciation and amortization of right-of-use assets	(154)	(147)	(145)
Impairment of right-of-use assets	(1)
Interests on lease liabilities	(6)	(7)	(5)
EBITDAaL	804	970	1,023
Specific labour expenses	(35)	(123)	2
Fixed assets, investments and businesses portfolio review	8	3	14
Restructuring programs costs	(47)	(5)	(9)
Acquisition and integration costs	(1)	(1)	(6)
Depreciation and amortization of fixed assets	(398)	(378)	(410)
Impairment of fixed assets	(20)
Share of profits (losses) of associates and joint ventures	1	1	1
Elimination of interests on lease liabilities	6	7	5
Operating income	317	474	621
Totem | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	685
External purchases	(131)
Labor expenses	(14)
Operating taxes and levies	(5)
Depreciation and amortization of right-of-use assets	(159)
Interests on lease liabilities	(4)
EBITDAaL	371
Acquisition and integration costs	(1)
Depreciation and amortization of fixed assets	(122)
Elimination of interests on lease liabilities	4
Operating income	252
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,540	1,515	1,450
External purchases	(1,997)	(2,000)	(1,951)
Other operating income	2,101	2,096	2,076
Other operating expenses	(49)	(71)	(51)
Labor expenses	(1,255)	(1,298)	(1,274)
Operating taxes and levies	(55)	(66)	(75)
Depreciation and amortization of right-of-use assets	(372)	(407)	(410)
Interests on lease liabilities	(10)	(8)	(9)
EBITDAaL	(96)	(237)	(244)
Significant litigations	(6)	(6)	(13)
Specific labour expenses	(9)	(190)	(9)
Fixed assets, investments and businesses portfolio review	120	2,146	151
Restructuring programs costs	(89)	(145)	(59)
Acquisition and integration costs	(33)	(16)	(15)
Depreciation and amortization of fixed assets	(311)	(335)	(342)
Impairment of fixed assets		(2)	(7)
Share of profits (losses) of associates and joint ventures	(3)	(5)	(9)
Elimination of interests on lease liabilities	10	8	9
Operating income	(417)	1,217	(538)
Telecom activities, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(2,538)	(1,795)	(1,855)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	43,471
External purchases	(18,707)
Other operating income	745
Other operating expenses	(367)
Labor expenses	(8,537)
Operating taxes and levies	(1,879)
Depreciation and amortization of financed assets	(107)
Depreciation and amortization of right-of-use assets	(1,507)
Impairment of right-of-use assets	(1)
Interests on debts related to financed assets	(3)
Interests on lease liabilities	(145)
EBITDAaL	12,963
Significant litigations	(9)
Specific labour expenses	(372)
Fixed assets, investments and businesses portfolio review	233
Restructuring programs costs	(177)
Acquisition and integration costs	(74)
Depreciation and amortization of fixed assets	(7,035)
Impairment of goodwill	(817)
Impairment of fixed assets	(56)
Share of profits (losses) of associates and joint ventures	(2)
Elimination of interests on debts related to financed assets	3
Elimination of interests on lease liabilities	145
Operating income	4,801
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(9)	(7)	(7)
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(129)	(112)	(108)
Other operating income	128	114	75
Other operating expenses	(36)	(44)	(47)
Labor expenses	(76)	(84)	(75)
Operating taxes and levies	(2)	(3)	(1)
Depreciation and amortization of right-of-use assets	(3)	(3)	(3)
EBITDAaL	(118)	(131)	(160)
Specific labour expenses	1	(3)
Restructuring programs costs	7	(11)	(3)
Acquisition and integration costs	2	(2)	(5)
Depreciation and amortization of fixed assets	(44)	(36)	(28)
Impairment of goodwill	(28)
Impairment of fixed assets	(21)
Operating income	(200)	(182)	(195)
Consolidated net income	€ (194)	€ (181)	€ (196)